SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future cash inflows		$ 181,000,717	$ 114,735,610
Future production costs	[1]	(99,160,999)	(64,815,304)
Future development costs		(29,867,500)	(29,404,571)
Future income tax expenses		(18,037,976)	(7,591,667)
Future net cash flows		33,934,242	12,924,068
10% annual discount for estimated timing of cash flows		(18,318,152)	(4,690,738)
Standardized measure of discounted future net cash flows at the end of the year		$ 15,616,090	$ 8,233,330	$ 7,597,232	$ 5,579,842

[1]	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.